Vessels, net, Net Book Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Book Value [Abstract]
Beginning balance	$ 236,679
Ending balance	213,455	$ 236,679
Vessels [Member]
Vessels' Cost [Abstract]
Beginning balance	254,296	136,782
Transfer from advances for vessel acquisitions and other vessel costs		143,504
Vessels' improvements transferred from other non-current assets	450	558
Vessels' improvements	510	660
Vessel's disposals	(27,098)	(27,208)
Ending balance	228,158	254,296
Accumulated Depreciation [Abstract]
Beginning balance	(17,689)	(13,746)
Vessels' disposals	5,795	4,688
Depreciation	(14,156)	(8,631)
Ending balance	(26,050)	(17,689)
Net Book Value [Abstract]
Beginning balance	236,607	123,036
Transfer from advances for vessel acquisitions and other vessel costs		143,504
Vessels' improvements transferred from other non-current assets	450	558
Vessels' improvements	510	660
Vessels' disposals	(21,303)	(22,520)
Depreciation	(14,156)	(8,631)
Ending balance	$ 202,108	$ 236,607